Income tax expense - Details of income tax expenses (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Current tax expense
Current tax expense with respect to the current period	₩ 689,395		₩ 1,332,636	₩ 884,843
Adjustments recognized in the current period in relation to the tax expense of prior periods	(22,825)		(13,982)	2,074
Income tax expense directly attributable to other equity	5,039		7,852
Sub-total	671,609		1,326,506	886,917
Deferred tax expense
Change in deferred tax assets (liabilities) due to temporary differences	442,852		(217,805)	15,672
Income tax expense (income) directly attributable to equity	(224,668)		68,802	22,177
Others	766		993
Sub-total	218,950		(148,010)	37,849
Income tax expense	₩ 890,559	$ 689,821	₩ 1,178,496	₩ 924,766